Net Loss Per Common Share - Schedule of Securities Excluded from Computation of Diluted Loss Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted loss per share			238
Outstanding Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted loss per share	1,903	1,921	1,957
Conversion of the Convertible Notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted loss per share	1,216	2,500	2,500